Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based On:			Company-
	Summary	Summary		Compensation	Compensation	Compensation		Peer Group		Selected
	Compensation	Compensation	Compensation	Actually Paid	Table Total	Actually Paid	Total	Total		Measure:
	Table Total	Table Total	Actually Paid	to Former	for Non-PEO	to Non-PEO	Shareholder	Shareholder		Operating
	for PEO	for Former PEO (f)	to PEO(g)(h)	PEO(f)(g)(h)	NEOs	NEOs(i)(j)	Return	Return(k)	Net Income	Income(l)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025 (a)	4,231,108	—	5,185,669	—	1,910,175	2,117,199	302	150	2,538,209,000	3,460,612,000
2024 (b)	2,811,063	416,092	4,585,714	(289,466)	1,495,092	2,230,744	262	144	2,386,680,000	3,251,157,000
2023 (c)	—	5,603,352	—	6,204,611	1,903,937	2,266,462	210	109	2,346,581,000	3,186,376,000
2022 (d)	—	5,477,351	—	8,519,969	2,201,556	3,340,752	187	77	2,172,650,000	2,954,491,000
2021 (e)	—	12,764,271	—	19,042,393	4,150,852	5,926,087	156	119	2,164,685,000	2,917,168,000
(a)	For 2025, Brad Beckham was the PEO and the non-PEOs included Greg Henslee, David O’Reilly, Brent Kirby, Jeremy Fletcher, Scott R. Ross, and Jason Tarrant.
(b)	For 2024, Brad Beckham was the PEO, Gregory D. Johnson was the Former PEO, and the non-PEOs included Greg Henslee, David O’Reilly, Brent Kirby, Jeremy Fletcher, and Scott R. Ross.
(c)	For 2023, Gregory D. Johnson was the PEO and the non-PEOs included Greg Henslee, David O’Reilly, Brad Beckham, Brent Kirby, Jeremy Fletcher, and Scott R. Ross.
(d)	For 2022, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Jeremy Fletcher, Brent G. Kirby, and Tom McFall.
(e)	For 2021, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Brent G. Kirby, Tom McFall, and Jeff M. Shaw.
(f)

In November of 2023, in connection with Gregory D. Johnson’s planned retirement in January of 2024, his stock option award granted in February of 2023 was cancelled and substituted with a cash-based award with an equivalent grant-date fair value of the cancelled stock option award equal to $1,475,000.  Such cash-based award was earned by and paid to Mr. Johnson in early 2024, following his retirement, and such cancellation and substitution was recommended by the Human Capital and Compensation Committee and approved by the Board.  Therefore, Mr. Johnson is shown as having no equity-based compensation awarded in 2023.  Mr. Johnson retired as Chief Executive Officer on January 31, 2024, at which time, in accordance with the Company’s policy for retirement eligible Team Members, his outstanding unvested awards vested and the remaining term was set to one year.

(g)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Compensation Actually Paid to PEO” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, as the Company did not offer a pension plan.  No awards were granted and vested in the same year or forfeited in 2025.

					Total	Total
	Grant Date	Year-End	Change in Fair Value	Change in Fair Value	Equity Value	Equity Value
	Fair Value of	Value of	as of Year-End	as of the Vesting Date	Reflected in	Reflected in
	Equity Awards	Equity Awards	of Any Prior Year	of Any Prior Year	Compensation	Compensation
	Granted During	Granted During	Awards that Remain	Awards that Vested	Actually Paid	Actually Paid
	Applicable Year(f)	Applicable Year(f)	Unvested as of Year-End	During Applicable Year (f)	to PEO	to Former PEO
Year	($)	($)	($)	($)	($)	($)
2025	(1,415,657)	1,470,058	608,275	291,885	954,561	—

(h)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in compensation actually paid to PEO:

			December 31,
	2025		2024				2023		2022		2021
			PEO		Former PEO (f)
Risk free interest rate	3.95%		4.29%		3.97%		3.82%		3.09%		1.02%
Expected life	7.3	Years	7.3	Years	1.0	Years	7.2	Years	7.1	Years	7.0	Years
Expected volatility	23.2%		25.5%		27.2%		28.3%		29.6%		29.7%
Expected dividend yield	—%		—%		—%		—%		—%		—%

(i)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Average Compensation Actually Paid to non-PEO NEOs” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, as the Company did not offer a pension plan.  No awards were granted and vested in the same year or forfeited in 2025.

	Grant Date	Year-End	Change in Fair Value	Change in Fair Value	Total
	Fair Value of	Value of	as of Year-End	as of the Vesting Date	Equity Value
	Equity Awards	Equity Awards	of Any Prior Year	of Any Prior Year	Reflected in
	Granted During	Granted During	Awards that Remain	Awards that Vested	Compensation
	Applicable Year	Applicable Year	Unvested as of Year-End	During Applicable Year	Actually Paid
Year	($)	($)	($)	($)	($)
2025	(543,704)	565,371	97,973	87,384	207,024

(j)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in average compensation actually paid to non-PEO NEOs:

	December 31,
	2025		2024		2023		2022		2021
Risk free interest rate	3.91%		3.95%		3.83%		3.12%		1.00%
Expected life	7.3	Years	6.6	Years	7.3	Years	7.2	Years	7.0	Years
Expected volatility	23.3%		23.3%		28.2%		29.5%		29.6%
Expected dividend yield	—%		—%		—%		—%		—%

(k)

Peer Group is the Standard and Poor’s S&P 500 Retail Index used for purposes of Item 201(e) of Regulation S-K.  Please see Item 5 “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” included on the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2025, for further discussion of its peer group.

(l)	We determined Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for fiscal 2025.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote

					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based On:			Company-
	Summary	Summary		Compensation	Compensation	Compensation		Peer Group		Selected
	Compensation	Compensation	Compensation	Actually Paid	Table Total	Actually Paid	Total	Total		Measure:
	Table Total	Table Total	Actually Paid	to Former	for Non-PEO	to Non-PEO	Shareholder	Shareholder		Operating
	for PEO	for Former PEO (f)	to PEO(g)(h)	PEO(f)(g)(h)	NEOs	NEOs(i)(j)	Return	Return(k)	Net Income	Income(l)
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025 (a)	4,231,108	—	5,185,669	—	1,910,175	2,117,199	302	150	2,538,209,000	3,460,612,000
2024 (b)	2,811,063	416,092	4,585,714	(289,466)	1,495,092	2,230,744	262	144	2,386,680,000	3,251,157,000
2023 (c)	—	5,603,352	—	6,204,611	1,903,937	2,266,462	210	109	2,346,581,000	3,186,376,000
2022 (d)	—	5,477,351	—	8,519,969	2,201,556	3,340,752	187	77	2,172,650,000	2,954,491,000
2021 (e)	—	12,764,271	—	19,042,393	4,150,852	5,926,087	156	119	2,164,685,000	2,917,168,000
(a)	For 2025, Brad Beckham was the PEO and the non-PEOs included Greg Henslee, David O’Reilly, Brent Kirby, Jeremy Fletcher, Scott R. Ross, and Jason Tarrant.

(b)	For 2024, Brad Beckham was the PEO, Gregory D. Johnson was the Former PEO, and the non-PEOs included Greg Henslee, David O’Reilly, Brent Kirby, Jeremy Fletcher, and Scott R. Ross.

(c)	For 2023, Gregory D. Johnson was the PEO and the non-PEOs included Greg Henslee, David O’Reilly, Brad Beckham, Brent Kirby, Jeremy Fletcher, and Scott R. Ross.

(d)	For 2022, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Jeremy Fletcher, Brent G. Kirby, and Tom McFall.

(e)	For 2021, Gregory D. Johnson was the PEO and non-PEO NEOs included Greg Henslee, David O’Reilly, Brad Beckham, Brent G. Kirby, Tom McFall, and Jeff M. Shaw.

Peer Group Issuers, Footnote
(k)

Peer Group is the Standard and Poor’s S&P 500 Retail Index used for purposes of Item 201(e) of Regulation S-K.  Please see Item 5 “Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities” included on the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2025, for further discussion of its peer group.

Adjustment To PEO Compensation, Footnote
(g)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Compensation Actually Paid to PEO” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, as the Company did not offer a pension plan.  No awards were granted and vested in the same year or forfeited in 2025.

					Total	Total
	Grant Date	Year-End	Change in Fair Value	Change in Fair Value	Equity Value	Equity Value
	Fair Value of	Value of	as of Year-End	as of the Vesting Date	Reflected in	Reflected in
	Equity Awards	Equity Awards	of Any Prior Year	of Any Prior Year	Compensation	Compensation
	Granted During	Granted During	Awards that Remain	Awards that Vested	Actually Paid	Actually Paid
	Applicable Year(f)	Applicable Year(f)	Unvested as of Year-End	During Applicable Year (f)	to PEO	to Former PEO
Year	($)	($)	($)	($)	($)	($)
2025	(1,415,657)	1,470,058	608,275	291,885	954,561	—

(h)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in compensation actually paid to PEO:

			December 31,
	2025		2024				2023		2022		2021
			PEO		Former PEO (f)
Risk free interest rate	3.95%		4.29%		3.97%		3.82%		3.09%		1.02%
Expected life	7.3	Years	7.3	Years	1.0	Years	7.2	Years	7.1	Years	7.0	Years
Expected volatility	23.2%		25.5%		27.2%		28.3%		29.6%		29.7%
Expected dividend yield	—%		—%		—%		—%		—%		—%

Non-PEO NEO Average Total Compensation Amount	$ 1,910,175	$ 1,495,092	$ 1,903,937	$ 2,201,556	$ 4,150,852
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,117,199	2,230,744	2,266,462	3,340,752	5,926,087
Adjustment to Non-PEO NEO Compensation Footnote
(i)

The amounts in the following table represent each of the amounts deducted from and added to the equity award values, as presented in the “Summary Compensation Table,” for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in the “Average Compensation Actually Paid to non-PEO NEOs” column of the “Pay Versus Performance” table.  There was no change in pension values for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, as the Company did not offer a pension plan.  No awards were granted and vested in the same year or forfeited in 2025.

	Grant Date	Year-End	Change in Fair Value	Change in Fair Value	Total
	Fair Value of	Value of	as of Year-End	as of the Vesting Date	Equity Value
	Equity Awards	Equity Awards	of Any Prior Year	of Any Prior Year	Reflected in
	Granted During	Granted During	Awards that Remain	Awards that Vested	Compensation
	Applicable Year	Applicable Year	Unvested as of Year-End	During Applicable Year	Actually Paid
Year	($)	($)	($)	($)	($)
2025	(543,704)	565,371	97,973	87,384	207,024

(j)	The table below identifies the weighted-average assumptions used in the Black-Scholes option pricing model for valuing option awards included in average compensation actually paid to non-PEO NEOs:

	December 31,
	2025		2024		2023		2022		2021
Risk free interest rate	3.91%		3.95%		3.83%		3.12%		1.00%
Expected life	7.3	Years	6.6	Years	7.3	Years	7.2	Years	7.0	Years
Expected volatility	23.3%		23.3%		28.2%		29.5%		29.6%
Expected dividend yield	—%		—%		—%		—%		—%

Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID VERSUS TOTAL SHAREHOLDER RETURN

Compensation Actually Paid vs. Net Income
COMPENSATION ACTUALLY PAID VERSUS FINANCIAL PERFORMANCE MEASURES

Compensation Actually Paid vs. Company Selected Measure
COMPENSATION ACTUALLY PAID VERSUS FINANCIAL PERFORMANCE MEASURES

Total Shareholder Return Vs Peer Group
TOTAL SHAREHOLDER RETURN

Tabular List, Table

Below, in an unranked order, are the most important financial performance measures used to link executive compensation actually paid to the Company’s NEOs, except Greg Henslee and David O’Reilly, to the Company’s performance for the year ended December 31, 2025, as further described in the “Compensation Discussion and Analysis” portion of this proxy statement.  Greg Henslee and David O’Reilly, in consultation with the Human Capital and Compensation Committee, are excluded from participation in the annual cash incentive compensation plan pursuant to their responsibilities of providing strategic direction and guidance to the Company and their limited role in the Company’s day-to-day operational activities and, therefore, excluded from these financial performance measures.

MOST IMPORTANT PERFORMANCE MEASURES
Comparable Store Sales
Operating Income
Return on Invested Capital

Total Shareholder Return Amount	$ 302	262	210	187	156
Peer Group Total Shareholder Return Amount	150	144	109	77	119
Net Income (Loss)	$ 2,538,209,000	$ 2,386,680,000	$ 2,346,581,000	$ 2,172,650,000	$ 2,164,685,000
Company Selected Measure Amount	3,460,612,000	3,251,157,000	3,186,376,000	2,954,491,000	2,917,168,000
PEO Name	Brad Beckham
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Store Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Non-GAAP Measure Description
(l)	We determined Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for fiscal 2025.

Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Brad Beckham (PEO)
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,231,108	$ 2,811,063
PEO Actually Paid Compensation Amount	5,185,669	4,585,714
Gregory D. Johnson (Former PEO)
Pay vs Performance Disclosure
PEO Total Compensation Amount		416,092	$ 5,603,352	$ 5,477,351	$ 12,764,271
PEO Actually Paid Compensation Amount		(289,466)	6,204,611	8,519,969	19,042,393
PEO
Pay vs Performance Disclosure
Bonus		1,475,000
Pension	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Brad Beckham (PEO)
Pay vs Performance Disclosure
Risk free interest rate	3.95%	4.29%
Expected volatility	23.20%	25.50%
Expected life	7 years 3 months 18 days	7 years 3 months 18 days
Expected dividend yield	0.00%	0.00%
PEO | Brad Beckham (PEO) | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 954,561
PEO | Brad Beckham (PEO) | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,415,657)
PEO | Brad Beckham (PEO) | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,470,058
PEO | Brad Beckham (PEO) | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,275
PEO | Brad Beckham (PEO) | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 291,885
PEO | Gregory D. Johnson (Former PEO)
Pay vs Performance Disclosure
Risk free interest rate		3.97%	3.82%	3.09%	1.02%
Expected volatility		27.20%	28.30%	29.60%	29.70%
Expected life		1 year	7 years 2 months 12 days	7 years 1 month 6 days	7 years
Expected dividend yield		0.00%	0.00%	0.00%	0.00%
Non-PEO NEO
Pay vs Performance Disclosure
Risk free interest rate	3.91%	3.95%	3.83%	3.12%	1.00%
Expected volatility	23.30%	23.30%	28.20%	29.50%	29.60%
Expected life	7 years 3 months 18 days	6 years 7 months 6 days	7 years 3 months 18 days	7 years 2 months 12 days	7 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Pension	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,024
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,704)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,371
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,973
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 87,384